Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands	1 Months Ended												12 Months Ended				24 Months Ended
	Oct. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 USD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2020 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Notes to the consolidated financial statements
Income from release of governmental contract liabilities	€ 574,502														€ 574,502
Grant amount received/eligible to receive															93,531	€ 31,599
Advance Purchase Agreement with European Commission
Notes to the consolidated financial statements
Number of doses of SARS-CoV-2 advance purchase by the Member States under agreement				225,000,000	225,000,000
Maximum grant	0
Accrued other liability for up-front payment													€ 4,114
Upfront Payment Received	€ 450,000			€ 450,000
GSK [Member]
Notes to the consolidated financial statements
Compensation consist for set-up activities													20,500
Reimbursement of prepayments													12,000
German Federal Ministry of Education and Research
Notes to the consolidated financial statements
Income from release of governmental contract liabilities													0		65,218
Maximum grant																		€ 252,000
Milestone payment received																	€ 196,300
Remaining grant income															65,000
Coalition for Epidemic Preparedness Innovations
Notes to the consolidated financial statements
Reimbursement of approved expenses													42		688	15,953
Maximum grant | $																			$ 15,300	$ 8,300
Grants received and deferred													309		1,289		1,289
Maximum unspent funds reimbursable | $														$ 1,000
Maximum amount under the partnership agreement | $								$ 34,000
Term of the partnership agreement								3 years
Period for which the costs are to be covered								6 months
Amount deducted from the carrying amount of qualifying assets		€ 3,239											0		0	3,239	0
Bill & Melinda Gates Foundation (BMGF)
Notes to the consolidated financial statements
Amortization of the grants																€ 1,183
Grants received and deferred													1,712
Number of additional grants received									2	2
Grant amount received/eligible to receive											€ 614	$ 653
Bill & Melinda Gates Foundation (BMGF), Grant for development of a universal influenza vaccine
Notes to the consolidated financial statements
Grant amount received/eligible to receive				280	$ 322	€ 486	$ 540		€ 852	$ 1,000
Bill & Melinda Gates Foundation (BMGF), Grant for malaria vaccine
Notes to the consolidated financial statements
Amortization of the grants													€ 167		488
Grants received and deferred															1,879		€ 1,879
Grant amount received/eligible to receive		€ 1,208	$ 1,449	€ 1,208	$ 1,449				€ 673	$ 800
Bundesministerium fr Bildung und Forschung
Notes to the consolidated financial statements
Income from release of governmental contract liabilities															€ 124,000